Revenues from continuing operations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepayments and other assets	$ 2,736	$ 2,017
Deferred revenue, current	3,826	7,315
Bunker expenses
Prepayments and other assets	$ 0	397
Undelivered performance obligations
Deferred revenue, current		$ 371